FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
10. FAIR VALUE MEASUREMENTS
The disclosures in this note apply to both Registrants, unless indicated otherwise.
RECURRING FAIR VALUE MEASUREMENTS
Authoritative accounting guidance establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. This hierarchy gives the highest priority to Level 1 measurements and the lowest priority to Level 3 measurements. The three levels of the fair value hierarchy and a description of the valuation techniques are as follows:

Level 1	- Quoted prices for identical instruments in active market

Level 2	- Quoted prices for similar instruments in active market
- Quoted prices for identical or similar instruments in markets that are not active
- Model-derived valuations for which all significant inputs are observable market data
Models are primarily industry-standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors and current market and contractual prices for the underlying instruments, as well as other relevant economic measures.
Level 3 - Valuation inputs are unobservable and significant to the fair value measurement
FirstEnergy produces a long-term power and capacity price forecast annually with periodic updates as market conditions change. When underlying prices are not observable, prices from the long-term price forecast are used to measure fair value.
FTRs are financial instruments that entitle the holder to a stream of revenues (or charges) based on the hourly day-ahead
congestion price differences across transmission paths. FTRs are acquired by FirstEnergy in the annual, monthly and long-term PJM auctions and are initially recorded using the auction clearing price less cost. After initial recognition, FTRs’ carrying values are periodically adjusted to fair value using a mark-to-model
methodology, which approximates market. The primary inputs into the model, which are generally less observable than objective sources, are the most recent PJM auction clearing prices and the FTRs’ remaining hours. The model calculates the fair value by multiplying the most recent auction clearing price by the remaining FTR hours less the prorated FTR cost. Significant increases or decreases in inputs in isolation may have resulted in a higher or lower fair value measurement.
The Registrants primarily apply the market approach for recurring fair value measurements using the best information available. Accordingly, the Registrants maximize the use of observable inputs and minimizes the use of unobservable inputs. There were no changes in valuation methodologies used as of December 31, 2025, from those used as of December 31, 2024. The determination of the fair value measures takes into consideration various factors, including but not limited to, nonperformance risk, counterparty credit risk and the impact of credit enhancements (such as cash deposits, LOCs and priority interests). The impact of these forms of risk was not significant to the fair value measurements.
For investments reported at NAV where there is no readily determinable fair value, a practical expedient is available that allows the NAV to approximate fair value. Investments that use NAV as a practical expedient are excluded from the requirement to be categorized within the fair value hierarchy tables. Instead, these investments are reported outside of the fair value hierarchy tables to assist in the reconciliation of investment balances reported in the tables to the balance sheet. The Registrants have elected the NAV practical expedient for investments in private equity funds, insurance-linked securities, hedge funds (absolute return) and real estate funds held within the pension plan. See Note 4., “Pension and Other Postemployment Benefits,” of the Combined Notes to Financial Statements of the Registrants for the pension financial assets accounted for at fair value by level within the fair value hierarchy.
The following tables set forth the recurring assets and liabilities that are accounted for at fair value by level within the fair value hierarchy:

	December 31, 2025				December 31, 2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets	(In millions)
Derivative assets FTRs (1)	$—	$—	$21	$21	$—	$—	$7	$7
Equity securities	2	—	—	2	2	—	—	2
U.S. state debt securities (2)	—	280	—	280	—	276	—	276
Cash, cash equivalents and restricted cash (3)	99	—	—	99	154	—	—	154
Other (4)	—	56	—	56	—	45	—	45

Total assets	$101	$336	$21	$458	$156	$321	$7	$484

Liabilities
Derivative liabilities FTRs (1)	$—	$—	$(1)	$(1)	$—	$—	$—	$—

Total liabilities	$—	$—	$(1)	$(1)	$—	$—	$—	$—

Net assets (liabilities)	$101	$336	$20	$457	$156	$321	$7	$484

(1)	Contracts are subject to regulatory accounting treatment and changes in market values do not impact earnings.
(2)	Related to JCP&L’s investments held in the spent nuclear fuel disposal trusts, see below.
(3)
Restricted cash of $42 million and $43 million as of December 31, 2025 and 2024, respectively, primarily relates to cash collected from MP, PE and the Ohio Companies’ customers that is specifically used to service debt of their respective funding companies. See Note 11., “Capitalization,” of the Combined Notes to Financial Statements of the Registrants for additional information.

(4)	Primarily consists of short-term investments, of which $17 million and $6 million as of December 31, 2025, and December 31, 2024, respectively, are held by JCP&L.
INVESTMENTS
All temporary cash investments purchased with an initial maturity of three months or less are reported as cash equivalents on the Consolidated Balance Sheets at cost, which approximates their fair market value. Investments other than cash and cash equivalents include AFS debt securities and other investments. The Registrants have no debt securities held for trading purposes.
Generally, unrealized gains and losses on equity securities are recognized in income whereas unrealized gains and losses on AFS debt securities are recognized in AOCI. However, the JCP&L spent nuclear fuel disposal trusts are subject to regulatory accounting with all gains and losses on equity and AFS debt securities offset against reg ulat
ory assets.
Spent Nuclear Fuel Disposal Trusts
JCP&L holds debt securities within the spent nuclear fuel disposal trust, which are classified as AFS securities, recognized at fair market value. The trust is intended for funding spent nuclear fuel disposal fees to the United States Department of Energy associated with the previously owned Oyster Creek and Three Mile Island Unit 1 nuclear power facilities.
The following table summarizes the amortized cost basis, unrealized gains, unrealized losses and fair values of investments held in nuclear fuel disposal trusts as of December 31, 2025 and 2024:

	December 31, 2025 (1)				December 31, 2024 (2)
	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
	(In millions)
Debt securities	$290	$2	$(12)	$280	$299	$—	$(23)	$276

(1)	Excludes short-term cash investments of $17 million as of December 31, 2025.
(2)	Excludes short-term cash investments of $6 million as of December 31, 2024.
Proceeds from the sale of investments in AFS debt securities, realized gains and losses on those sales and interest and dividend income for the years ended December 31, 2025, 2024 and 2023, were as follows for the Registrants:

	For the Years Ended December 31,
	2025	2024	2023
	(In millions)
Sale Proceeds	$102	$121	$38
Realized Gains	1	—	—
Realized Losses	(12)	(15)	(3)
Interest and Dividend Income	13	13	12
Other Investments
Other investments include employee benefit trusts, which are primarily invested in corporate-owned life insurance policies and equity method investments. Earnings and losses associated with corporate-owned life insurance policies and equity method investments are reflected in the “Miscellaneous Income, net” line of FirstEnergy’s Consolidated Statements of Income. Other investments were $344 million and $370 million as of December 31, 2025 and 2024, respectively, and are excluded from the amounts reported above. See Note 1., “Organization and Basis of Presentation,” of the Combined Notes to Financial Statements of the Registrants for additional information on FirstEnergy’s equity method investments.
For the years ended December 31, 2025, 2024 and 2023,
pre-tax
income related to corporate-owned life insurance policies were $19 million, $16 million and $18 million, respectively. Corporate-owned life insurance policies are valued using the cash surrender value and any changes in value during the period are recognized as income or expense.
LONG-TERM DEBT AND OTHER LONG-TERM OBLIGATIONS
All borrowings with initial maturities of less than one year are defined as short-term financial instruments under GAAP and are reported as Short-term borrowings on the Consolidated Balance Sheets at cost. Since these borrowings are short-term in nature, the Registrants believe that their costs approximate their fair market value.

The following table provides the approximate fair value and related carrying amounts of long-term debt, which excludes finance lease obligations and net unamortized debt issuance costs, unamortized fair value adjustments, premiums and discounts as of December 31, 2025 and 2024:

	As of December 31
FirstEnergy	2025	2024
	(In millions)
Carrying Value	$26,390	$23,594
Fair Value	$25,756	$22,128

	As of December 31
JCP&L	2025	2024
	(In millions)
Carrying Value	$3,050	$2,350
Fair Value	$3,059	$2,284
The fair values of long-term debt and other long-term obligations reflect the present value of the cash outflows relating to those securities based on the current call price, the yield to maturity or the yield to call, as deemed appropriate at the end of each respective period. The yields assumed were based on securities with similar characteristics offered by corporations with credit ratings similar to those of the Registrants. The Registrants classified short-term borrowings, long-term debt and other long-term obligations as Level 2 in the fair value hierarchy as of December 31, 2025 and 2024.
See Note 11., “Capitalization,” of the Combined Notes to Financial Statements of the Registrants for further information on long-term debt issued and redeemed during the twelve months ended December 31, 2025.